PARENT ONLY INFORMATION	12 Months Ended
Dec. 31, 2020
PARENT ONLY INFORMATION
PARENT ONLY INFORMATION

22.         PARENT ONLY INFORMATION

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the parent company used the equity method to account for its investment in its subsidiaries and VIEs.

Investments in subsidiaries and VIEs

The Company and its subsidiaries and VIEs were included in the consolidated financial statements where the intercompany transactions and balances were eliminated upon consolidation. For purpose of the Company’s standalone financial statements, its investments in subsidiaries and VIEs were reported using the equity method of accounting. The Company’s deficit in subsidiaries and VIEs were reported as “Deficit of investment in subsidiaries and VIEs” in the condensed balance sheets.

Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this parent only information, the parent company has continued to reflect its share of losses, based on its proportionate interest, of the losses of its subsidiaries   and VIEs subsidiary regardless of the carrying value of the investment as the Company intends to provide continuing support or fund losses of its subsidiaries and is obligated to provide continuing support or fund losses of its VIEs.

The following represents condensed unconsolidated financial information of LightInTheBox Holding Co., Ltd.

a.	Condensed Balance Sheets:

	December 31,
	2019	2020
ASSETS
Current assets
Cash and cash equivalents	$134	$78
Prepaid expenses and other current assets	209	292
Amounts due from subsidiaries and VIEs	164,146	159,220
TOTAL ASSETS	$164,489	$159,590

LIABILITIES AND EQUITY

Current Liabilities
Accrued expenses and other current liabilities	618	1,299
Deficit of investment in subsidiaries and VIEs	132,044	108,997
TOTAL LIABILITIES	$132,662	$110,296

EQUITY
Ordinary shares	$14	$17
Additional paid-in capital	262,888	282,260
Forward contracts	15,769	—
Treasury shares, at cost	(27,512)	(30,207)
Accumulated deficit	(217,888)	(204,571)
Accumulated other comprehensive (loss) / income	(1,444)	1,795
TOTAL EQUITY	31,827	49,294
TOTAL LIABILITIES AND EQUITY	$164,489	$159,590

b.	Condensed Statements of Operations and Comprehensive (Loss) / Income:

	Year ended December 31
	2018	2019	2020
General and administrative	1,145	1,113	2,885
Operating loss	(1,145)	(1,113)	(2,885)
Share of (loss) / income from subsidiaries and VIEs	(35,665)	(12,479)	16,202
Change in fair value of convertible promissory notes	(22,791)	14,591	—
(Loss) / Income before income taxes	(59,601)	999	13,317
Income tax expense	—	—	—
Net (loss) / income	(59,601)	999	13,317
Other comprehensive (loss) / income:
Foreign currency translation adjustment, net of nil income taxes	(733)	(512)	3,239
Total comprehensive (loss) / income	$(60,334)	$487	$16,556

c.	Condensed Statements of Cash Flows:

	Year ended December 31,
	2018	2019	2020

Net (loss) / income	(59,601)	999	13,317
Share of income / (loss) from subsidiaries and VIEs	35,665	12,479	(16,202)
Change in fair value of convertible promissory notes	22,791	(14,591)	—
Prepaid expenses and other current assets	283	(41)	(83)
Accrued expenses and other current liabilities	(1,469)	(1,262)	681
Net cash used in operating activities	$(2,331)	$(2,416)	$(2,287)
Changes in amounts due from subsidiaries and VIEs	4,512	2,490	4,926
Net cash provided by investing activities	$4,512	$2,490	$4,926
Proceeds from options exercised	13	—	—
Repurchase of ordinary shares	(3,354)	(251)	(2,695)
Net cash used in financing activities	$(3,341)	$(251)	$(2,695)
Net decrease in cash and cash equivalents	(1,160)	(177)	(56)
Cash and cash equivalents at beginning of the year	1,471	311	134
Cash and cash equivalents at end of the year	311	134	78